Cover	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Cogent Communications Holdings, Inc. (the “Company”) to amend its Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission on February 25, 2021 (the “Original Report”), solely to correct an inadvertent error in the press release furnished as Exhibit 99.1 with the Original Report (the “Earnings Release”). Specifically, in the Consolidated Statements of Cash Flows for the three months ended December 31, 2020 and 2019, under Cash flows from financing activities, the correct Dividends paid for the three months ended December 31, 2019 were $29,776,000; however, the Earnings Release incorrectly stated that the Dividends paid were $34,460,000. A corrected version of the Earnings Release is furnished herewith as Exhibit 99.1 and is being posted on the Company’s website. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report or the Earnings Release.
Document Period End Date	Feb. 25, 2021
Entity File Number	000-51829
Entity Registrant Name	Cogent Communications Holdings, Inc.
Entity Central Index Key	0001158324
Entity Tax Identification Number	46-5706863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2450 N St NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	295-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value
Trading Symbol	CCOI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false